Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 2,241	¥ 3,151
Net actuarial loss	(24,155)	(23,999)
Net transition obligation	0	(45)
Total recognized in accumulated other comprehensive loss, pre-tax	(21,914)	(20,893)
Overseas plans
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	754	800
Net actuarial loss	(9,764)	(6,954)
Net transition obligation	(8)	(12)
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (9,018)	¥ (6,166)